SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	12 Months Ended
	May 31, 2020	Feb. 29, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation

The accompanying unaudited interim consolidated financial statements and information have been prepared in accordance with accounting principles generally accepted in the United States of America, and the SEC's regulations for interim financial information and the instructions for Form 10-Q. Accordingly, they do not include all of the information and disclosures required by accounting principles generally accepted in the United States of America for complete financial statements. In the opinion of management, these financial statements contain all normal and recurring adjustments considered necessary to present fairly the Company's financial position, results of operations, comprehensive income, cash flows, and stockholders’ equity for the periods presented. The results for the three months ended May 31, 2020 are not necessarily indicative of the results to be expected for the full year.

These unaudited interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements and related notes included in our Annual Report on Form 10-K for the year ended February 29, 2020 filed with the Securities and Exchange Commission on July 29, 2020.

The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Consolidations

These unaudited interim consolidated financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), and include the accounts of the Company, its subsidiaries and entities controlled through VIE agreements. All intercompany balances and transactions have been eliminated.

The accompanying consolidated financial statements, including the accounts of the Company and its wholly-owned subsidiaries, China VTV, the WFOE, and its controlled variable interest entity (“VIE”) Butterfly Effect Culture Media (Beijing) Co., Ltd. and it’s four subsidiaries (collectively “Butterfly Effect Media”) for which the Company is the primary beneficiary. All transactions and balances among the Company, its subsidiaries and Butterfly Effect Media have been eliminated upon consolidation. The results of subsidiaries and Butterfly Effect Media acquired during the year are recorded in the consolidated income statements from the effective date of acquisition.

A VIE is required to be consolidated by the primary beneficiary of the VIE if the nominee equity holders in the VIE do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties.

PRC laws and regulations restrict foreign ownership and investment in the e-media, culture, and entertainment industry. As the Company is deemed a foreign legal person under PRC laws, accordingly the Company and its subsidiaries are not eligible to engage in the provision of literary adaptation business.

To comply with these restrictions on foreign ownership, the Company will operate substantially all of its literary adaptation business through its Butterfly Effect Media. Butterfly Effect Media holds licenses and other approvals necessary to operate literary adaptation business and generate revenues. To provide the Company's effective control over and the ability to receive substantially all of the economic benefits of Butterfly Effect Media, the Acquisition Agreement and the VIE Agreements were entered into amongst the Company, China VTV, the WOFE, Butterfly Effect Media and the shareholders of Butterfly Effect Media on December 18, 2019.

(i)	Agreements that give the Company power to effectively control the activities of Butterfly Effect Media that fully impact the its economic performance:

Business Acquisition Agreement

On December 18, 2019 and amended on December 28, 2019, the Company, the WFOE, Butterfly Effect Media and the equity holders of Butterfly Effect Media entered into the Acquisition Agreement to acquire effective control of Butterfly Effect Media through the VIE Agreements (the “Acquisition”) for Stock Consideration of 24,000,000 Common Stock and Cash Consideration of RMB 288,000,000 (see Note 1). For payment of the Cash Consideration, the Company will dedicate 40% of the net proceeds received in any future public or private equity offerings for gross proceeds of at least $20,000,000 (before deducting any underwriter or placement agent’s discount and commissions and any offering expenses) to pay to Butterfly Effect Media’s equity holders, until the total amount of the Cash Consideration is paid in full without the obligation to pay any interest thereon.

Due to the fact that the Company obtained control of Butterfly Effect Media as a result of the Acquisition, the Acquisition is accounted for as a regular acquisition pursuant to which the Company is considered the acquiring entity for accounting purposes in accordance with generally accepted accounting principles in the United States of America. (See NOTE 3 BUSINESS ACQUISITIONS)

Equity Disposal Agreements

The nominee equity holders of Butterfly Effect Media have granted the WFOE exclusive call options to purchase their equity interest in Butterfly Effect Media at an exercise price equal to the lowest price allowed by the laws of China. If appraisal is required by the laws of China at the time when the WFOE exercises the equity interest purchase option, the parties shall negotiate in good faith and based on the appraisal result make necessary adjustment to the equity interest purchase price so that it complies with any and all then applicable laws of China.

The WFOE may nominate another entity or individual to purchase the equity interest, if applicable, under the call options. Each call option is exercisable subject to the condition that applicable PRC laws, rules and regulations do not prohibit completion of the transfer of the equity interest pursuant to the call option. The WFOE is entitled to all dividends and other distributions declared by Butterfly Effect Media, and the nominee equity holders have agreed to give up their rights to receive any distributions or proceeds from the disposal of their equity interests in Butterfly Effect Media which are in excess of the original registered capital that they contributed to Butterfly Effect Media, and to pay any such distributions or premium to the WFOE. The exclusive call option agreements remain in effect until the equity interest or assets that are the subject of such agreements are transferred to the WFOE.

Voting Rights Proxy Agreements

Pursuant to the relevant proxy agreements, each of the nominee equity holders of Butterfly Effect Media irrevocably authorizes any person designated by the WFOE to exercise his/her rights as an equity holder of Butterfly Effect Media, including the right to attend and vote at equity holder meetings and appoint directors.

Equity pledge Agreements

To ensure that Butterfly Effect Media and its equity holders fully perform their obligations under the VIE Agreements, and pay the consulting and service fees thereunder to the WFOE when they become due, the Butterfly Effect Media hereby pledges to the WFOE to hold all of the equity holders’ interest in Butterfly Effect Media as security for payment of the consulting and service fees by the equity holders under the VIE Agreements. These equity pledge agreements remain in force for the duration of the relevant VIE Agreements and other structure contracts. These equity pledges have been registered with the relevant office of the Administrations for Industry and Commerce in the PRC.

(ii)	Agreement that transfers economic benefits to the Company:

Business Cooperation Agreement

The WFOE and Butterfly Effect Media entered into a business cooperation agreement pursuant to which the WFOE will provide exclusive technical support, consulting services, and other commercial services to Butterfly Effect Media. In exchange, Butterfly Effect Media will pay a service fee to the WFOE which constitutes a 100% of Butterfly Effect Media’s after-tax income, resulting in a transfer of 100% of the net profits from Butterfly Effect Media to the WFOE. The service fees shall be due and payable on a monthly basis, within 30 days after the end of each month. The rate of service fees may be adjusted based on the services rendered by the WFOE in any particular month and the operational needs of Butterfly Effect Media with prior written consent by both parties.

Unless terminated by the WFOE or compelled to be terminated under applicable PRC laws and regulations, this agreement will remain effective for twenty years and may be extended by written notice from the WFOE during the last twelve months of the term.

Based on these contractual agreements, the WFOE has:

1)	The power to direct the activities that most significantly affected the economic performance of Butterfly Effect Media, and

2)	Receives the economic benefits of Butterfly Effect Media.

In making the conclusion that the WFOE, a wholly owned subsidiary of the Company, is the primary beneficiary of Butterfly Effect Media, the Company believes the Company's rights under the terms of the equity disposal agreement has provided it with a substantive kick-out rights. More specifically, the Company believes the terms of the share disposal agreement are valid, binding and enforceable under PRC laws and regulations currently in effect. The Company also believes that the minimum amount of consideration permitted by the applicable PRC law to exercise the option has not represented a financial barrier or disincentive for the Company to currently exercise its rights under the equity disposal agreement. Consequently, the Company's rights under the business cooperation agreement and other agreements have reinforced the Company's abilities to direct activities most significantly impacting Butterfly Effect Media’s economic performance. The Company also believes that this ability to exercise control ensured that Butterfly Effect Media would execute service agreements and pay service fees to the Company. By charging service fees, and by ensuring that service agreements are executed, the Company has the rights to receive substantially all of the economic benefits from Butterfly Effect Media.

In conclusion, the Company determines that Butterfly Effect Media as described above is a VIE because the nominee equity holders do not have significant equity at risk nor do they have the characteristics of a controlling financial interest and the Company is the primary beneficiary of Butterfly Effect Media. Accordingly, the Company has consolidated the accounts of Butterfly Effect Media from the date of acquisition on February 24, 2020.

Risks in relation to VIE structure

The Company believes that the contractual arrangements with Butterfly Effect Media and its equity holders are in compliance with existing PRC laws and regulations and are legally enforceable. However, the contractual arrangements are subject to risks and uncertainties, including:

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Butterfly Effect Media and its equity holders may have or develop interests that conflict with the Company's interests, which may lead them to pursue opportunities in violation of the aforementioned contractual agreements. If the Company cannot resolve any conflicts of interest or disputes between the Company and the equity holders of Butterfly Effect Media, the Company would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

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Butterfly Effect Media and its equity holders could fail to obtain the proper operating licenses or fail to comply with other regulatory requirements. As a result, the PRC government could impose fines, new requirements or other penalties, mandate a change in ownership structure or operations, restrict the use of financing sources or ability to conduct business on Butterfly Effect Media or the Company.

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The PRC government may declare the aforementioned contractual arrangements invalid. They may modify the relevant regulations, have a different interpretation of such regulations, or otherwise determine that the Company or Butterfly Effect Media have failed to comply with the legal obligations required to effectuate such contractual arrangements.

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If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government may restrict or prohibit the Company's business and operations in China.

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The Company's ability to conduct its business may be negatively affected if the PRC government were to carry out of any of the aforementioned actions. As a result, the Company may not be able to consolidate Butterfly Effect Media in the consolidated financial statements as the Company may lose the ability to exert effective control over Butterfly Effect Media, and the Company may lose the ability to receive economic benefits from Butterfly Effect Media.

The Company's business has been directly operated by Butterfly Effect Media. For the year ended February 29, 2020, Butterfly Effect Media accounted for an aggregate of 99.8% of the Company's consolidated total assets, and 20.7% of the Company's consolidated total liabilities.

The following consolidated financial information of Butterfly Effect Media, after the elimination of inter-company transactions and balances, as of February 29, 2020 and for the period from February 24, 2020 to February 29, 2020 was included in the accompanying consolidated financial statements:

As of February 29, 2020
Cash and cash equivalents	$33,313
Accounts receivable	79,020
Advance to suppliers	8,648,378
Inventories	12,636,719
Other receivables and current assets	3,400,963
Total current assets	24,798,393
Long-term investment, net	3,275,929
Capital assets, net	605,093
Intangible assets	2,472,000
Right-of-use assets	78,638
Total assets	31,230,053
Accounts payable	587,620
Wages payable	156,268
Interest payable	106,268
Tax payable	222,766
Deferred revenue	2,547,180
Short-term loans	2,218,050
Due to related parties	2,967,894
Other current liabilities	4,331,023
Lease liabilities	84,663
Total liabilities	$13,221,732

For the Period Ended February 29, 2020
Net revenues	$-
Net loss	(29,163)
Net cash provided by operating activities	29,022
Net cash used in investing activities	-
Net cash provided by financing activities	-
Effects of exchange rate changes	$(141)

There are no assets of Butterfly Effect Media that are collateral for its obligations and which can only be used to settle its obligations. No creditors (or beneficial interest holders) of Butterfly Effect Media have recourse to the general credit of the Company or any of its consolidated subsidiaries. No terms in any arrangements, considering both explicit arrangements and implicit variable interests, require the Company or its subsidiaries to provide financial support to Butterfly Effect Media.

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Reclassifications

Certain reclassifications have been made to the prior year’s financial statements to conform to the current year presentation. The reclassification had no impact on previously reported net loss nor accumulated deficit.

Certain reclassifications have been made to the prior year financial statements to conform to the current year presentation. The reclassification had no impact on previously reported net loss nor accumulated deficit.

Advance to Suppliers

The Company advances funds to certain authors or publishers for the purchase of literature copyrights and productions. Based on management’s assessment, no allowance for advances to suppliers is required at the balance sheet date.

The Company advances funds to certain authors or publishers for the purchase of literature copyrights and productions. Based on management’s evaluation, no allowance for advances to suppliers is required at the balance sheet date.

Inventories

Inventories comprises work-in-progress which are stated at the lower of cost or net realizable value. Costs include direct production cost of audiobooks and related production overhead. The cost of inventories is calculated on a title-by-title basis. Any excess of the cost over the net realizable value of each item of inventories is recognized as a loss in the statement of operations.

Net realizable value is the estimated selling price in the normal course of business less any costs to complete and sell products.

Inventories are stated at the lower of cost or net realizable value. Costs include the purchase cost of literature copyright, direct production cost of audiobooks and related production overhead. The cost of inventories is calculated using the weighted average method. Any excess of the cost over the net realizable value of each item of inventories is recognized as a provision for diminution in the value of inventories.

Net realizable value is the estimated selling price in the normal course of business less any costs to complete and sell products.

Revenue Recognition

The Company adopted Topic 606 effective March 1, 2019 and recognizes revenue based on the five criteria for revenue recognition that are established under Topic 606: 1) identify the contract, 2) identify separate performance obligations, 3) determine the transaction price, 4) allocate the transaction price among the performance obligations, and 5) recognize revenue as the performance obligations are satisfied.

The Company began to generate revenue during the year ended February 29, 2020. The Company sells advertising services to third-party advertising agencies and advertisers. Advertising contracts are signed to establish the price and specify the advertising services to be provided. Pursuant to the advertising contracts, the Company provides advertisement placements on its APP Platform in different formats, including but not limited to video, banners, links, logos, brand placement and buttons. The Company performs a credit assessment of the customers to assess the collectability of the revenue prior to entering into contracts. For contracts where the Company provides customers with multiple performance obligations, primarily for advertisements to be displayed in different spots, placed under different forms and occurred at different times, the Company would evaluate all the performance obligations in the arrangement to determine whether each performance obligation is distinct. Consideration is allocated to each performance obligation based on its standalone selling price and revenue is recognized as each performance obligation is satisfied by displaying the advertisements in accordance with the advertising contracts.

The Company sells copyrights of scripts and original stories to third parties, and sells the video and audio products to internet content platforms for broad distribution, upon the finishing of the production of TV shows, movies, audible books or video games. Revenue from the sales of copyrights, original stories, and finished products are recognized when the Company delivers products and passes its contractual rights or copyrights to the customers in accordance with the sales contracts. Prepayments for sales of product is recorded as deferred revenue and is generally recognized as revenue when the production is completed, and the product is transferred, or copyrights have been passed to customers and collectability is reasonably assured.

The Company also grants licenses to third parties for using its literary copyrights. Revenue derived from licenses of the Company’s literal copyrights and original stories, which provide customers with a right to use the intellectual properties as they exist and are available to customers, are recognized at the point of time when the intellectual property is made available to customers. Prepayments for sales of product is recorded as deferred revenue from customers and is generally recognized as revenue when the production is completed, and the product is transferred, or copyrights have been passed to customers and collectability is reasonably assured.

For revenue from licensing of literal copyrights where the Company continues to develop the product or provide maintenance services, the Company recognizes the fixed fee proportionately over the licensing term. For royalty derived from licensing of literature copyrights, as revenue, it is recognized when sales or usage occurs based upon the licensee’s usage reports. When these reports are not available, revenue is recognized based on historical data, industry information and other relevant trends.

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers (Topic 606) (“ASU 2014-09”), which amends the accounting standards for revenue recognition. ASU 2014-09 is based on principles that govern the recognition of revenue at an amount an entity expects to be entitled when products are transferred to a customer. Topic 606 requires the Company to recognize revenues when control of the promised goods or services and receipt of payment is probable. The Company recognizes revenue based on the five criteria for revenue recognition established under Topic 606: 1) identify the contract, 2) identify separate performance obligations, 3) determine the transaction price, 4) allocate the transaction price among the performance obligations, and 5) recognize revenue as the performance obligations are satisfied.

The Company adopted Topic 606 effective March 1, 2019 and began to generate revenue during the nine months ended November 30, 2019. The Company sells advertising services to third-party advertising agencies and advertisers. Advertising contracts are signed to establish the price and advertising services to be provided. Pursuant to the advertising contracts, the Company provides advertisement placements on its OTT platform in different formats, including but not limited to video, banners, links, logos, brand placement and buttons. The Company performs a credit assessment of the customers to assess the collectability of the contract price prior to entering into contracts. For contracts where the Company provides customers with multiple performance obligations, primarily for advertisements to be displayed in different spots, placed under different forms and occurred at different times, the Company would evaluate all the performance obligations in the arrangement to determine whether each performance obligation is distinct. Consideration is allocated to each performance obligation based on its standalone selling price and revenue is recognized as each performance obligation is satisfied by displaying the advertisements in accordance with the advertising contracts.

The Company’s VIE and its subsidiaries sell copyrights of scripts and original stories to third parties, and sell the video and audio products to internet content platforms for broad distribution, upon the finishing of the production of TV shows, movies, audible books or video games. Revenue from the sales of copyrights, original stories, and finished products are recognized when the Company delivers products and passes its contractual rights or copyrights to the customers in accordance with the sales contracts. Prepayments for sales of product is recorded as deferred revenue and is generally recognized as revenue when the production is completed, and the product is transferred, or copyrights have been passed to customers and collectability is reasonably assured.

The Company also grants licenses to third parties for using its literary copyrights. Revenue derived from licenses of the Company’s literal copyrights and original stories providing customers with a right to use the intellectual properties as they exist when made available to customers are recognized at the point in time when the intellectual property is made available to customers. Prepayments for sales of product is recorded as deferred revenue from customers and is generally recognized as revenue when the production is completed, and the product is transferred, or copyrights have been passed to customers and collectability is reasonably assured.

For revenue from licensing of literal copyrights where the Company continue to develop the product or provide maintenance services, the Company recognizes the fixed fee proportionately over the licensing term. For royalty derived from licensing of literature copyrights, royalty as revenue is recognized as sales or usage occurs based upon the licensee’s usage reports and, when these reports are not available, revenue is based on historical data, industry information and other relevant trends.

Copyrights

Copyrights consist of payments made to holders for use of the copyrights during the licensed term. Amortization of capitalized copyrights commences when the copyrights is available for use by the Company and is recorded on a title-by-title basis in statement of operations over the licensed term, ranging from 3 to 10 years. Copyrights are stated at the lower of amortized cost or net realizable value. The valuation of copyrights is reviewed on a title-by-title basis when an event or change in circumstances indicated that the fair value of a copyright is less than its unamortized cost.

Intangible assets acquired through business acquisitions are recognized as assets separated from goodwill if they satisfy either the “contractual-legal” or “separability” criterion. Purchased intangible assets and intangible assets arising from the acquisitions of subsidiaries and VIE subsidiaries are recognized and measured at fair value upon acquisition. Separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method as follows:

Copyrights	2 - 5 years
Licenses	10-20 years

Separately identifiable intangible assets to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Determination of recoverability is based on an estimate of undiscounted future cash flows resulting from the use of the asset and its eventual disposition. Measurement of any impairment loss for identifiable intangible assets is based on the amount by which the carrying amount of the assets exceeds the fair value of the asset.

Deferred Revenue
Deferred revenue, primarily relating to licensing fees, is stated at the amount of licensing fees received less the amount previously recognized as revenue over the terms of the respective literary licensing contracts.

Deferred revenue, mainly relating to licensing fees, is stated at the amount of licensing fees received less the amount previously recognized as revenue over the terms of the respective literary licensing contracts.

Stock-Based Payement

The Company follows the provisions of ASC Topic 718, Compensation - Stock Compensation (“ASC 718”), which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees, non-employee directors, and consultants, including employee stock options. Stock compensation expense, which is based on the grant date’s fair value estimated in accordance with the provisions of ASC 718, is recognized as an expense over the requisite service period, and the Company made a policy election to recognize forfeitures when they occur.

 The fair value of each option grant is estimated using the Black-Scholes option-pricing model, which requires assumptions regarding the expected volatility of the stock price, the expected lifetime of the options, an expectation regarding future dividends on the Company’s common stock, and estimation of an appropriate risk-free interest rate. The Company’s expected common stock price volatility assumption is based upon the historical volatility of the stock price of some similar companies due to limited history of our own stock price. The expected lifetime assumption for stock options grants was based upon the simplified method provided under ASC 718-10, which averages the contractual term of the options with the vesting term. The dividend yield assumption of zero is based upon the fact that the Company has never paid cash dividends in the past and has presently no intention of paying cash dividends in the future. The risk-free interest rate used for each grant was based upon the prevailing short-term interest rates over the expected lifetime of the options.

The Company follows the provisions of ASC Topic 718, Compensation - Stock Compensation (“ASC 718”), which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees, non-employee directors, and consultants, including employee stock options. Stock compensation expense based on the grant date fair value estimated in accordance with the provisions of ASC 718 is recognized as an expense over the requisite service period and the Company made a policy election to recognize forfeitures when they occur.

The fair value of each option grant is estimated using the Black-Scholes option-pricing model, which requires assumptions regarding the expected volatility of the stock price, the expected life of the options, an expectation regarding future dividends on the Company’s common stock, and estimation of an appropriate risk-free interest rate. The Company’s expected common stock price volatility assumption is based upon the historical volatility of similar companies due to limited history of our stock price. The expected life assumption for stock options grants was based upon the simplified method provided for under ASC 718-10, which averages the contractual term of the options with the vesting term. The dividend yield assumption of zero is based upon the fact that the Company has never paid cash dividends and presently has no intention of paying cash dividends in the future. The risk-free interest rate used for each grant was based upon prevailing short-term interest rates over the expected life of the options.

Translation Adjustments

The accounts of China VTV and Butterfly Effect were maintained, and their financial statements were expressed, in Hong Kong Dollar (“HKD”) and Chinese Yuan (RMB), respectively. Such financial statements were translated into U.S. Dollars (“$” or “USD”) in accordance ASC 830, “Foreign Currency Matters”, with the HKD and RMB as the functional currencies. Pursuant to the ASC 830, all assets and liabilities are translated at the current exchange rate, stockholders’ equity (deficit) are translated at the historical rates, and income statement items are translated at an average exchange rate for the period.

The resulting translation adjustments are reported under accumulated other comprehensive income (loss) as a component of stockholders’ equity (deficit).

The accounts of China VTV were maintained, and its financial statements were expressed, in Hong Kong Dollar (“HKD”) and Chinese Yuan (RMB). Such financial statements were translated into U.S. Dollars (“$” or “USD”) in accordance ASC 830, “Foreign Currency Matters”, with the HKD and RMB as the functional currencies. Pursuant to the ASC 830, all assets and liabilities are translated at the current exchange rate, stockholders’ equity (deficit) are translated at the historical rates, and income statement items are translated at an average exchange rate for the period.

The resulting translation adjustments are reported under accumulated other comprehensive income (loss) as a component of stockholders’ equity (deficit).

Impairment of Long Lived Assets and Goodwill

The Company has adopted Accounting Standards Codification subtopic 360-10, Property, Plant and Equipment (“ASC 360-10”). ASC 360-10 requires that long-lived assets and certain identifiable intangibles held and used by the Company be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Company evaluates its long-lived assets for impairment annually or more often if events and circumstances warrant. Events relating to recoverability may include significant unfavorable changes in business conditions, recurring losses, or a forecasted inability to achieve break-even operating results over an extended period. Should impairment in value be indicated, the carrying value of intangible assets will be adjusted, based on estimates of future discounted cash flows resulting from the use and ultimate disposition of the asset. ASC 360-10 also requires assets to be disposed to be reported at the lower of the carrying amount or the fair value less costs to sell.

Goodwill represents the excess of the purchased consideration over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed of the acquired entity as a result of the Company’s acquisitions of interests in VIE and its subsidiaries. Goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. The Company first assesses the qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. In the qualitative assessment, the Company considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. Based on the qualitative assessment, if it is more likely than not that the fair value of each reporting unit is less than the carrying amount, the quantitative impairment test will be performed. Application of a goodwill impairment test requires significant management judgment.

The Company has adopted Accounting Standards Codification subtopic 360-10, Property, Plant and Equipment (“ASC 360-10”). ASC 360-10 requires that long-lived assets and certain identifiable intangibles held and used by the Company be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Company evaluates its long-lived assets for impairment annually or more often if events and circumstances warrant. Events relating to recoverability may include significant unfavorable changes in business conditions, recurring losses, or a forecasted inability to achieve break-even operating results over an extended period. Should impairment in value be indicated, the carrying value of intangible assets will be adjusted, based on estimates of future discounted cash flows resulting from the use and ultimate disposition of the asset. ASC 360-10 also requires assets to be disposed to be reported at the lower of the carrying amount or the fair value less costs to sell.

Fair Value Measurements

The Company has adopted FASB Accounting Standard Codification Topic on Fair Value Measurements and Disclosures (“ASC 820”), which defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. ASC 820 establishes a three-level valuation hierarchy of valuation techniques based on observable and unobservable input, which may be used to measure fair value and include the following:

 Level 1 - quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets and liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2 - observable prices that are based on inputs not quoted on active markets but corroborated by market data; and

Level 3 - unobservable inputs when there is little or no market data available, thereby requiring an entity to develop its own assumptions. The fair value hierarchy gives the lowest priority to Level 3 inputs.

The carrying values of certain assets and liabilities of the Company approximate to fair value due to their relatively short maturities.

FASB ASC 820, “Fair Value Measurements” defines fair value for certain financial and nonfinancial assets and liabilities that are recorded at fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. It requires that an entity measure its financial instruments to base fair value on exit price, maximize the use of observable units and minimize the use of unobservable inputs to determine the exit price. It establishes a hierarchy which prioritizes the inputs to valuation techniques used to measure fair value. This hierarchy increases the consistency and comparability of fair value measurements and related disclosures by maximizing the use of observable inputs and minimizing the use of unobservable inputs by requiring that observable inputs be used when available. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the assets or liabilities based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The hierarchy prioritizes the inputs into three broad levels based on the reliability of the inputs as follows:

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Level 1 – Inputs are quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. Valuation of these instruments does not require a high degree of judgment as the valuations are based on quoted prices in active markets that are readily and regularly available.

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Level 2 – Inputs other than quoted prices in active markets that are either directly or indirectly observable as of the measurement date, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

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Level 3 – Valuations based on inputs that are unobservable and not corroborated by market data. The fair value for such assets and liabilities is generally determined using pricing models, discounted cash flow methodologies, or similar techniques that incorporate the assumptions a market participant would use in pricing the asset or liability.

The Company’s financial instruments include cash, accounts receivable, advances to suppliers, other receivables, accounts payable, wages payable, short-term debt, interest payable, due to related parties, acquisition liability and other payables. The carrying values of these financial instruments approximate their fair value due to their relatively short maturities.

The Company’s cash and cash equivalents are classified as Level assets.

Noncontrolling Interests

For the Company’s non-wholly owned subsidiaries, a noncontrolling interest is recognized to reflect the portion of equity that is not attributable, directly or indirectly, to the Company. Consolidated net income in the consolidated income statements includes net income (loss) attributable to noncontrolling interests.

For the Company’s VIE, a noncontrolling interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Company. Consolidated net income (loss) on the consolidated income statements includes the net income (loss) attributable to noncontrolling interests. The cumulative results of operations attributable to noncontrolling interests are recorded as noncontrolling interests in the Company’s consolidated balance sheets. Cash flows related to transactions with noncontrolling interests are presented under financing activities in the consolidated statements of cash flows.

Income Taxes

The Company accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The Company accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

Recent Accounting Pronouncements

Management has considered all recent accounting pronouncements issued and their potential effect on the consolidated financial statements. The Company’s management believes that these recent pronouncements will not have a material effect on its consolidated financial statements.

In March 2020, the FASB issued ASU 2020-04, "Reference Rate Reform (Topic 848)". This ASU provides an easier and more cost-efficient way for companies to modify contracts that reference the London Interbank Offered Rate ("LIBOR") and other rates that are being phased out. The ASU (1) allows eligible contracts that are modified to be accounted for as a continuation of those contracts - a simplification that eliminates the need for companies to reassess or remeasure the contracts for accounting purposes; (2) permits companies to preserve their hedge accounting during the transition period; and (3) enables companies to make a one-time election to transfer or sell held-to-maturity debt securities that are affected by rate reform. It is effective as of March 12, 2020 through December 31, 2022. The Company is currently evaluating the potential impact of this ASU on its consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes by removing certain exceptions currently permissible under ASC Topic 740. This ASU also requires entities to: (1) recognize a franchise tax that is partially based on income as an income-based tax and account for any incremental amounts incurred as non-income based tax; (2) evaluate when a step-up in the tax basis of goodwill should be considered as part of the business combination and when it should be considered a separate transaction; (3) specify that an entity is not required to allocate the consolidated amount of current and deferred tax expense to a legal entity that is not subject to tax in its separate financial statements; and (4) reflect the effect of an enacted change in tax laws or rates in the annual effective tax rate computation and other minor improvements. This ASU is effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. Early adoption of the amendments is permitted, including adoption in any interim period for public business entities for periods for which financial statements have not yet been issued. The Company is currently evaluating the potential impact of this ASU on its consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, "Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments which requires the use of a new current expected credit loss ("CECL") model in estimating allowances for doubtful accounts with respect to accounts receivable. Receivables from revenue transactions, or trade receivables, are recognized when the corresponding revenue is recognized under ASC Topic 606, Revenue from Contracts with Customers. The CECL model requires that the Company estimate its lifetime expected credit loss with respect to these receivables and record allowances that when deducted from the balance of the receivables, represent the estimated net amounts expected to be collected. Given the generally short term nature of trade receivables, we do not apply a discounted cash flow methodology. However, the Company considers whether historical loss rates are consistent with expectations of forward-looking estimates for our trade receivables. This ASU is effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Company adopted of the new standard on January 1, 2020. The adoption of this ASU did not have a material impact on our condensed consolidated financial statements and related disclosures. The Company is currently evaluating the potential impact of this ASU on its consolidated financial statements.

Basic and Diluted Earning (Loss) Per Share

Pursuant to ASC 260-10-45, basic loss per common share is computed by dividing net loss by the weighted average number of shares of common stock outstanding for the periods presented. Diluted loss per share is computed by dividing net loss by the weighted average number of shares of common stock, common stock equivalents and potentially dilutive securities outstanding during the period. Potentially dilutive common shares consist of common stock issuable for stock warrants (using the treasury stock method) and common shares issuable upon the conversion of convertible notes payable (using the as-if converted method). These common stock equivalents may be dilutive in the future.

All potentially dilutive common shares were excluded from the computation of diluted shares outstanding as they would have an anti-dilutive impact on the Company’s net losses and consisted of the following:

	May 31,	May 31,
	2020	2019
Stock options	500,000	-
	500,000	-

Risks and Uncertainties

The major operations of the Company are located in the PRC. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in the PRC, as well as by the general state of the PRC economy. The Company’s operations in the PRC are subject to special considerations and significant risks not typically associated with companies in North America. These include risks associated with, among others, the political, economic and legal environment and foreign currency exchange. The Company’s results may be adversely affected by changes in the political, regulatory, and social conditions in the PRC. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, this may not be indicative of future results.

In December 2019, a novel strain of coronavirus (COVID-19) surfaced. The spread of COVID-19 caused interruption of operation in the Company’s China facilities from February to early March 2020. The breakout of COVID-19 around the world in the first and second quarters of 2020 has caused significant market volatility in China, U.S., and the rest of the world. There is significant uncertainty around the breadth and duration of business disruptions related to COVID-19, as well as its impact on the global economies and, as such, the Company is unable to determine if it will have a material impact on its financial result of the fiscal year of 2021.

The major operations of the Company are located in the PRC. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in the PRC, as well as by the general state of the PRC economy. The Company’s operations in the PRC are subject to special considerations and significant risks not typically associated with companies in North America. These include risks associated with, among others, the political, economic and legal environment and foreign currency exchange. The Company’s results may be adversely affected by changes in the political, regulatory, and social conditions in the PRC. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, this may not be indicative of future results.

Cash and Cash Equivalents
The Company considers all cash on hand and in banks, certificates of deposit and other highly-liquid investments with original maturities of three months or less, when purchased, to be cash and cash equivalents. As of February 28, 2019 and 2018, the Company had $51,551 and $17,548 in cash and cash equivalents, respectively.

Accounts Receivables
Accounts receivable are stated at net realizable value. The Company usually grants credit to customers with a maximum of 60 days. An allowance for doubtful accounts is established based on the management’s assessment of the recoverability of accounts and other receivables. The Company writes off accounts receivable against the allowance when a balance is determined to be uncollectible. As at February 29, 2020, there were no accounts receivable allowance required.

Share Subscription Receivables
The Company issued common stock to five individual investors for cash under stock subscription agreements and the cash has not been received. For accounting purposes, the outstanding receivables with respect to the share subscription are recorded as subscription receivables in equity.

Capital Assests

Capital assets are stated at cost less accumulated depreciation and any provision required for impairment in value. Repairs and maintenance are expensed as incurred. Expenditures that improve the functionality of the related asset or extend the useful life are capitalized. When property and equipment is retired or otherwise disposed of, the related gain or loss is included in operating income. Leasehold improvements are depreciated on the straight-line method over the shorter of the remaining lease term or estimated useful life of the asset. Depreciation is computed using the straight-line method with no residual value based on the estimated useful lives of the various classes of assets, which range as follows:

Furniture and office equipment	3-5 years
Software	3 years
Leasehold improvements	shorter of remaining lease period or estimated useful life

Impairement of Goodwill

Goodwill represents the excess of the purchase consideration over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed of the acquired entity as a result of the Company’s acquisitions of interests in VIE and its subsidiaries. Goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. The Company first assesses qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. In the qualitative assessment, the Company considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. Based on the qualitative assessment, if it is more likely than not that the fair value of each reporting unit is less than the carrying amount, the quantitative impairment test is performed. Application of a goodwill impairment test requires significant management judgment.

Research and Development Expenses

Research and development costs are generally expensed as incurred. Research and development expenses mainly consist of the costs incurred in the development and improvement of the Company’s OTT Platform. Research and development expenses were $231,791 and $863,528 for the years ended February 29, 2020 and February 28, 2019, respectively.

Business Combinations

The Company accounts for its business combinations using the acquisition method of accounting in accordance with Accounting Standards Codification (“ASC”) 805 “Business Combinations” (“ASC 805”). The cost of an acquisition is measured as the aggregate of the acquisition date fair values of the assets transferred and liabilities incurred by the Company to the sellers and equity instruments issued. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total costs of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. Acquisition-related expenses and restructuring costs are expensed as incurred.

Comprehensive Income (Loss)
Comprehensive income (loss) includes accumulated foreign currency translation gains and losses. The Company has reported the components of comprehensive income (loss) on its consolidated statements of stockholders’ equity (deficit) and consolidated statements of operations and comprehensive income (loss).

Leases

The Company’s lease portfolio consists operating real estate leases for its corporate offices. Under ASC 842, a contract is or contains a lease when (1) an explicitly or implicitly identified asset has been deployed in the contract and (2) the customer obtains substantially all of the economic benefits from the use of that underlying asset and directs how and for what purpose the asset is used during the term of the contract. The Company determines if an arrangement is or contains a lease at inception of the contract. For all leases (finance and operating), other than those that qualify for the short-term recognition exemption, the Company will recognize on the balance sheet a lease liability for its obligation to make lease payments arising from the lease and a corresponding right of use (“ROU”) asset representing its right to use the underlying asset over the period of use based on the present value of lease payments over the lease term as of the lease commencement date. ROU assets are adjusted for initial direct costs, lease payments made and incentives. As the rates implicit in our leases are not readily determinable, the Company uses its incremental borrowing rate based on the information available at the lease commencement date in determining the present value of lease payments. This rate is based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments. The lease term used to calculate the lease liability will include options to extend or terminate the lease when the option to extend or terminate is at the Company’s discretion and it is reasonably certain that the Company will exercise the option. Fixed payments are recognized as lease expense on a straight-line basis over the lease term. For leases with a term of one year or less (“short-term leases”), the lease payments are recognized in the consolidated statement of operations on a straight-line basis over the lease term.